Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000120675 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 80 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[1]
C000120675 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[1]
C000120675 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[1]
C000120675 [Member] | TransDigm Inc Term Loan L 6 19 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[1]
C000120675 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[1]
C000120675 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[1]
C000120675 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
C000120675 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
C000120675 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[1]
C000120675 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[1]
C000120675 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120675 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120675 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120675 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000120675 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000023117 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 80 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[2]
C000023117 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[2]
C000023117 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[2]
C000023117 [Member] | TransDigm Inc Term Loan L 6 19 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[2]
C000023117 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[2]
C000023117 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[2]
C000023117 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000023117 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000023117 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[2]
C000023117 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000023117 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023117 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023117 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023117 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000000589 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 80 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[3]
C000000589 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[3]
C000000589 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[3]
C000000589 [Member] | TransDigm Inc Term Loan L 6 19 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[3]
C000000589 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[3]
C000000589 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[3]
C000000589 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000000589 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000000589 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[3]
C000000589 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[3]
C000000589 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000589 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000589 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000071210 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 80 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[4]
C000071210 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[4]
C000071210 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[4]
C000071210 [Member] | TransDigm Inc Term Loan L 6 19 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[4]
C000071210 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[4]
C000071210 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[4]
C000071210 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000071210 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000071210 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[4]
C000071210 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[4]
C000071210 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071210 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071210 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000071210 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000000588 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 80 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[5]
C000000588 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[5]
C000000588 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[5]
C000000588 [Member] | TransDigm Inc Term Loan L 6 19 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[5]
C000000588 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[5]
C000000588 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[5]
C000000588 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[5]
C000000588 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[5]
C000000588 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[5]
C000000588 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[5]
C000000588 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000588 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000588 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000588 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000588 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000000586 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 80 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[6]
C000000586 [Member] | PR RNO Property Owner 1 LLC 6 50 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[6]
C000000586 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[6]
C000000586 [Member] | TransDigm Inc Term Loan L 6 19 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[6]
C000000586 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[6]
C000000586 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[6]
C000000586 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[6]
C000000586 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[6]
C000000586 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[6]
C000000586 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[6]
C000000586 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000586 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000586 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000586 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000586 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000000601 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[7]
C000000601 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[7]
C000000601 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[7]
C000000601 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[7]
C000000601 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[7]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[7]
C000000601 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[7]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[7]
C000000601 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[7]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[7]
C000000601 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000000601 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000000601 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000000601 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000000601 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000000601 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000603 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[8]
C000000603 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[8]
C000000603 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[8]
C000000603 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[8]
C000000603 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[8]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[8]
C000000603 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[8]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[8]
C000000603 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[8]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[8]
C000000603 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000000603 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000000603 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000000603 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000000603 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000000603 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000604 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[9]
C000000604 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[9]
C000000604 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[9]
C000000604 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[9]
C000000604 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[9]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[9]
C000000604 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[9]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[9]
C000000604 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[9]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[9]
C000000604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000000604 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000000604 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000000604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000000604 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000000604 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071212 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[10]
C000071212 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[10]
C000071212 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[10]
C000071212 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[10]
C000071212 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[10]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[10]
C000071212 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[10]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[10]
C000071212 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[10]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[10]
C000071212 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000071212 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000071212 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000071212 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000071212 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000029663 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[11]
C000029663 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[11]
C000029663 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[11]
C000029663 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[11]
C000029663 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[11]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[11]
C000029663 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[11]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[11]
C000029663 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[11]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[11]
C000029663 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000029663 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000029663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000029663 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000029663 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029663 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000188949 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[12]
C000188949 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[12]
C000188949 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[12]
C000188949 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[12]
C000188949 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[12]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[12]
C000188949 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[12]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[12]
C000188949 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[12]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[12]
C000188949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000188949 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000188949 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000188949 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000188949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000188949 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000605 [Member] | Government National Mortgage Association TBA 2 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[13]
C000000605 [Member] | Government National Mortgage Association TBA 5 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[13]
C000000605 [Member] | Government National Mortgage Association TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[13]
C000000605 [Member] | Government National Mortgage Association TBA 5 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[13]
C000000605 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[13]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[13]
C000000605 [Member] | Federal National Mortgage Association 2 50 08 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[13]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[13]
C000000605 [Member] | Bank Series 2017 BNK5 Class AS 3 62 06 15 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[13]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[13]
C000000605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000000605 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000000605 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000000605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000000605 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000000605 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000164285 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164285 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000164285 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000164285 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000164285 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000164285 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000164285 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000164285 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Jul 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000164285 [Member] | Apr 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000164285 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000164285 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000164285 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000164285 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000164285 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023119 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023119 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000023119 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023119 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023119 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000023119 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023119 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000023119 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Jul 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000023119 [Member] | Apr 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000023119 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023119 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000023119 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023119 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000023119 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000071213 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071213 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071213 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000071213 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000071213 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000071213 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000071213 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071213 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Jul 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071213 [Member] | Apr 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000071213 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000071213 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071213 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071213 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071213 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000606 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000606 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000000606 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000000606 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000000606 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000606 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000606 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000000606 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Jul 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000000606 [Member] | Apr 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000000606 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000606 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000000606 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000000606 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000606 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000607 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000607 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000607 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000000607 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000000607 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000000607 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000607 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000607 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000000607 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Jul 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000000607 [Member] | Apr 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000000607 [Member] | Jan 15 2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000607 [Member] | Oct 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000000607 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000000607 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000607 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000611 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[14]
C000000611 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[14]
C000000611 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[14]
C000000611 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[14]
C000000611 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[14]
C000000611 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[14]
C000217953 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[15]
C000217953 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[15]
C000217953 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[15]
C000217953 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[15]
C000217953 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[15]
C000217953 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[15]
C000085152 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[16]
C000085152 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[16]
C000085152 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[16]
C000085152 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[16]
C000085152 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[16]
C000085152 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[16]
C000000609 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[17]
C000000609 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[17]
C000000609 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[17]
C000000609 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[17]
C000000609 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[17]
C000000609 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[17]
C000085154 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[18]
C000085154 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[18]
C000085154 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[18]
C000085154 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[18]
C000085154 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[18]
C000085154 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[18]
C000000610 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[19]
C000000610 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[19]
C000000610 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[19]
C000000610 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[19]
C000000610 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[19]
C000000610 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[19]
C000071214 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[20]
C000071214 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[20]
C000071214 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[20]
C000071214 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[20]
C000071214 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[20]
C000071214 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[20]
C000023120 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[21]
C000023120 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[21]
C000023120 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[21]
C000023120 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[21]
C000023120 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[21]
C000023120 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[21]
C000188950 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[22]
C000188950 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[22]
C000188950 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[22]
C000188950 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[22]
C000188950 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[22]
C000188950 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[22]
C000120676 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[23]
C000120676 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[23]
C000120676 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[23]
C000120676 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[23]
C000120676 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[23]
C000120676 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[23]
C000120676 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[23]
C000120676 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[23]
C000120676 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[23]
C000120676 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[23]
C000120676 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000120676 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120676 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120676 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120676 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120676 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120676 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000120676 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000120676 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000120676 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000120676 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120676 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023123 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[24]
C000023123 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[24]
C000023123 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[24]
C000023123 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[24]
C000023123 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[24]
C000023123 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[24]
C000023123 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[24]
C000023123 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[24]
C000023123 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[24]
C000023123 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[24]
C000023123 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023123 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023123 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023123 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023123 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023123 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000023123 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000023123 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000023123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000023123 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023123 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000620 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[25]
C000000620 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[25]
C000000620 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[25]
C000000620 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[25]
C000000620 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[25]
C000000620 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[25]
C000000620 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[25]
C000000620 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[25]
C000000620 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[25]
C000000620 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[25]
C000000620 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000620 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000620 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000620 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000620 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000620 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000620 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000620 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000000620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000620 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071216 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[26]
C000071216 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[26]
C000071216 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[26]
C000071216 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[26]
C000071216 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[26]
C000071216 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[26]
C000071216 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[26]
C000071216 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[26]
C000071216 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[26]
C000071216 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[26]
C000071216 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000071216 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071216 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071216 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071216 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071216 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000071216 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000071216 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000071216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000071216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000071216 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000071216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000619 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[27]
C000000619 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[27]
C000000619 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[27]
C000000619 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[27]
C000000619 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[27]
C000000619 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[27]
C000000619 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[27]
C000000619 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[27]
C000000619 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[27]
C000000619 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[27]
C000000619 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000619 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000619 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000619 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000619 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000619 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000619 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000619 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000000619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000619 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000619 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000618 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[28]
C000000618 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[28]
C000000618 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[28]
C000000618 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[28]
C000000618 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[28]
C000000618 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[28]
C000000618 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[28]
C000000618 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[28]
C000000618 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[28]
C000000618 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[28]
C000000618 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000618 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000618 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000618 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000618 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000618 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000618 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000618 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000000618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000618 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000616 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[29]
C000000616 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[29]
C000000616 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[29]
C000000616 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[29]
C000000616 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[29]
C000000616 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[29]
C000000616 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[29]
C000000616 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[29]
C000000616 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[29]
C000000616 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%	[29]
C000000616 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000616 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000616 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000616 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000616 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000616 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000616 [Member] | Telecommunications REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000616 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000000616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000616 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000621 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[30]
C000000621 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[30]
C000000621 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[30]
C000000621 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[30]
C000000621 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[30]
C000000621 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[30]
C000000621 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[30]
C000000621 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[30]
C000000621 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[30]
C000000621 [Member] | CIFC Funding Ltd Series 2022 2A Class A1R 4 70 04 19 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000000621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000621 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000621 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000000621 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000621 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000621 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000000622 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000000622 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[31]
C000000622 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[31]
C000000622 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[31]
C000000622 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[31]
C000000622 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[31]
C000000622 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[31]
C000000622 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[31]
C000000622 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[31]
C000000622 [Member] | CIFC Funding Ltd Series 2022 2A Class A1R 4 70 04 19 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000000622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000622 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000622 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000000622 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000622 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000622 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000000623 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[32]
C000000623 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[32]
C000000623 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[32]
C000000623 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[32]
C000000623 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[32]
C000000623 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[32]
C000000623 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[32]
C000000623 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[32]
C000000623 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[32]
C000000623 [Member] | CIFC Funding Ltd Series 2022 2A Class A1R 4 70 04 19 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000000623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000623 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000623 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000000623 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000623 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000623 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000071217 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[33]
C000071217 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[33]
C000071217 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[33]
C000071217 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[33]
C000071217 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[33]
C000071217 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[33]
C000071217 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[33]
C000071217 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[33]
C000071217 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[33]
C000071217 [Member] | CIFC Funding Ltd Series 2022 2A Class A1R 4 70 04 19 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[33]
C000071217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000071217 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071217 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071217 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000071217 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071217 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071217 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000023124 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[34]
C000023124 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[34]
C000023124 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[34]
C000023124 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[34]
C000023124 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[34]
C000023124 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[34]
C000023124 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[34]
C000023124 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[34]
C000023124 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[34]
C000023124 [Member] | CIFC Funding Ltd Series 2022 2A Class A1R 4 70 04 19 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000023124 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023124 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023124 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000023124 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023124 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023124 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000120677 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[35]
C000120677 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[35]
C000120677 [Member] | U S Treasury Notes 4 13 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[35]
C000120677 [Member] | NVIDIA Corp 4 35 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[35]
C000120677 [Member] | Invesco Short Duration Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[35]
C000120677 [Member] | Salesforce Inc 4 65 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[35]
C000120677 [Member] | Kuwait International Government Bond 4 02 10 09 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[35]
C000120677 [Member] | Carnival Corp 5 13 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[35]
C000120677 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[35]
C000120677 [Member] | CIFC Funding Ltd Series 2022 2A Class A1R 4 70 04 19 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[35]
C000120677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000120677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120677 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000120677 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000120677 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120677 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000120680 [Member] | QTS Thunder Managing Issuer LLC 5 66 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[36]
C000120680 [Member] | Raising Cane s Restaurants LLC Term Loan 5 69 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[36]
C000120680 [Member] | Qdoba Funding LLC Series 2026 1A Class A2 6 70 06 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[36]
C000120680 [Member] | South Jersey Industries Inc 7 38 06 09 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[36]
C000120680 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[36]
C000120680 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 3 11 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[36]
C000120680 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[36]
C000120680 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[36]
C000120680 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[36]
C000120680 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 0 00 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[36]
C000120680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000120680 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120680 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120680 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120680 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120680 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000120680 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084555 [Member] | QTS Thunder Managing Issuer LLC 5 66 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[37]
C000084555 [Member] | Raising Cane s Restaurants LLC Term Loan 5 69 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[37]
C000084555 [Member] | Qdoba Funding LLC Series 2026 1A Class A2 6 70 06 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[37]
C000084555 [Member] | South Jersey Industries Inc 7 38 06 09 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[37]
C000084555 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[37]
C000084555 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 3 11 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[37]
C000084555 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[37]
C000084555 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[37]
C000084555 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[37]
C000084555 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 0 00 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[37]
C000084555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000084555 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084555 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084555 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084555 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000084555 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084554 [Member] | QTS Thunder Managing Issuer LLC 5 66 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[38]
C000084554 [Member] | Raising Cane s Restaurants LLC Term Loan 5 69 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[38]
C000084554 [Member] | Qdoba Funding LLC Series 2026 1A Class A2 6 70 06 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[38]
C000084554 [Member] | South Jersey Industries Inc 7 38 06 09 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[38]
C000084554 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[38]
C000084554 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 3 11 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[38]
C000084554 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[38]
C000084554 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[38]
C000084554 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[38]
C000084554 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 0 00 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[38]
C000084554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000084554 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084554 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084554 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000084554 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095838 [Member] | QTS Thunder Managing Issuer LLC 5 66 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[39]
C000095838 [Member] | Raising Cane s Restaurants LLC Term Loan 5 69 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[39]
C000095838 [Member] | Qdoba Funding LLC Series 2026 1A Class A2 6 70 06 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[39]
C000095838 [Member] | South Jersey Industries Inc 7 38 06 09 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[39]
C000095838 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[39]
C000095838 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 3 11 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[39]
C000095838 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[39]
C000095838 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[39]
C000095838 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[39]
C000095838 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 0 00 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[39]
C000095838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000095838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000095838 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095838 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095838 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000095838 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084553 [Member] | QTS Thunder Managing Issuer LLC 5 66 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[40]
C000084553 [Member] | Raising Cane s Restaurants LLC Term Loan 5 69 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[40]
C000084553 [Member] | Qdoba Funding LLC Series 2026 1A Class A2 6 70 06 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[40]
C000084553 [Member] | South Jersey Industries Inc 7 38 06 09 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[40]
C000084553 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[40]
C000084553 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 3 11 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[40]
C000084553 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[40]
C000084553 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[40]
C000084553 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[40]
C000084553 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 0 00 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[40]
C000084553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000084553 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084553 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084553 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084553 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000084553 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084556 [Member] | QTS Thunder Managing Issuer LLC 5 66 12 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[41]
C000084556 [Member] | Raising Cane s Restaurants LLC Term Loan 5 69 11 03 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[41]
C000084556 [Member] | Qdoba Funding LLC Series 2026 1A Class A2 6 70 06 14 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[41]
C000084556 [Member] | South Jersey Industries Inc 7 38 06 09 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[41]
C000084556 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[41]
C000084556 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 3 11 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[41]
C000084556 [Member] | U S Treasury Bonds 5 00 05 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[41]
C000084556 [Member] | U S Treasury Notes 4 38 08 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[41]
C000084556 [Member] | U S Treasury Notes 4 63 08 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[41]
C000084556 [Member] | CoreWeave Compute Acquisition Co VIII LLC Delayed Draw Term Loan 0 00 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[41]
C000084556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000084556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084556 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084556 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084556 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000084556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209395 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[42]
C000209395 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[42]
C000209395 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[42]
C000209395 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[42]
C000209395 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[42]
C000209395 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[42]
C000209399 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[43]
C000209399 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[43]
C000209399 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[43]
C000209399 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[43]
C000209399 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[43]
C000209399 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[43]
C000209396 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[44]
C000209396 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[44]
C000209396 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[44]
C000209396 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[44]
C000209396 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[44]
C000209396 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[44]
C000209397 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[45]
C000209397 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[45]
C000209397 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[45]
C000209397 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[45]
C000209397 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[45]
C000209397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[45]
C000209398 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[46]
C000209398 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[46]
C000209398 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[46]
C000209398 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[46]
C000209398 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[46]
C000209398 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[46]
C000241067 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[47]
C000241067 [Member] | United Airlines Holdings Inc 5 38 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[47]
C000241067 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[47]
C000241067 [Member] | Enpro Inc 6 13 06 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000241067 [Member] | VMED O2 UK Financing I PLC 4 50 07 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[47]
C000241067 [Member] | Carrix Inc 6 13 08 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[47]
C000241067 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[47]
C000241067 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[47]
C000241067 [Member] | Seadrill Finance Ltd 6 75 07 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[47]
C000241067 [Member] | Invesco Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[47]
C000241067 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241067 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241067 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241067 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241067 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[15]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[16]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[17]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[18]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[19]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[20]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[21]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[22]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[43]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[44]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[45]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[46]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[47]	Excluding money market fund holdings, if any.